                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         McCarthy Group Asset Management, Inc.
                 -------------------------------
   Address:      1125 South 103rd Street, Suite 450
                 -------------------------------
                 Omaha, Nebraska
                 -------------------------------
                 68124
                 -------------------------------

Form 13F File Number: 28-05489
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard L. Jarvis
         -------------------------------
Title:   Chairman
         -------------------------------
Phone:   (402) 393-8281
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Richard L. Jarvis               Omaha, Nebraska        8/13/02
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       -0-
                                        --------------------

Form 13F Information Table Entry Total:  117
                                        --------------------

Form 13F Information Table Value Total:  $218,102
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    NONE      28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

McCarthy Group Asset Management, Inc.
FORM 13F
30-Jun-02

                                                                               SHARES/
                                     TITLE OF                        VALUE       PRN        SH/        PUT/     INVSTMT
NAME OF ISSUER                        CLASS           CUSIP         (X$1000)     AMT        PRN        CALL     DSCRETN
--------------                       --------   -----------------   --------   --------   --------   --------   --------
Brooktrout, Inc.                     COM                114580103       870     152556    SH                    Defined
Camden Property Trust                COM                133131102       341       9200    SH                    Defined
Cantel Medical Corporation           COM                138098108       790      42943    SH                    Defined
Capital Automotive SBI               COM                139733109      1179      49402    SH                    Defined
Carnival Cruise Lines -- Cl A        COM                143658102      2348      84805    SH                    Defined
Caseys Gen Stores Inc                COM                147528103      1008      83729    SH                    Defined
Cendant Corp                         COM                151313103      4558     287032    SH                    Defined
Chelsea Ppty Group Inc               COM                163421100       787      23538    SH                    Defined
ChevronTexaco Corp                   COM                166764100      3032      34259    SH                    Defined
Children's Place                     COM                168905107       303      11423    SH                    Defined
Comverse Technology                  COM                205862402      2189     236445    SH                    Defined
Conmed Corp                          COM                207410101      1036      46389    SH                    Defined
Countrywide Credit Inds              COM                222372104      2467      51139    SH                    Defined
Cousins Properties                   COM                222795106       523      21104    SH                    Defined
Coventry Health Care, Inc.           COM                222862104       803      28249    SH                    Defined
Dean Foods Co New                    COM                242370104      1696      45474    SH                    Defined
Ecolab Inc                           COM                278865100       201       4350    SH                    Defined
Electronic Data Sys Corp             COM                285661104      3036      81720    SH                    Defined
FNB Corporation                      COM                302520101      2915     106149    SH                    Defined
Federal Home Ln Mtge                 COM                313400301      1567      25601    SH                    Defined
Fannie Mae                           COM                313586109       503       6818    SH                    Defined
Gables Residential Trust             COM                362418105       211       6600    SH                    Defined
IHOP Corp                            COM                449623107      1710      58069    SH                    Defined
IMS Health Inc                       COM                449934108      3242     180636    SH                    Defined
IRT Property Co.                     COM                450058102       237      18590    SH                    Defined
iShares MSCI EAFE Index Fund         COM                464287465       948       8000    SH                    Defined
iShares S&P SC 600/Value             COM                464287879      2123      23600    SH                    Defined
Johnson & Johnson Com                COM                478160104       425       8124    SH                    Defined
Kimball Intl Cl B                    COM                494274103       278      16990    SH                    Defined
Knight-Ridder Inc.                   COM                499040103       874      13879    SH                    Defined
Liberty Media Corp Cl A              COM                530718105      7023     702324    SH                    Defined
M & F Worldwide Corp.                COM                552541104       150      39586    SH                    Defined
Manufactured Home Communities        COM                564682102       656      18701    SH                    Defined
Mattel Inc                           COM                577081102      4071     193125    SH                    Defined
Mc Cormick & Co Nv                   COM                579780206       670      26012    SH                    Defined
Merck & Co                           COM                589331107      2561      50563    SH                    Defined
NCO Group Inc                        COM                628858102       757      34271    SH                    Defined
Newfield Exploration Cos             COM                651290108      1948      52409    SH                    Defined
Novastar Financial, Inc.             COM                669947400     53086    1484925    SH                    Defined
Novell Inc                           COM                670006105      1733     539887    SH                    Defined
Paxar Corp                           COM                704227107      1003      59893    SH                    Defined
Perkinelmer Inc                      COM                714046109      1661     150272    SH                    Defined
Perrigo Co.                          COM                714290103      2561     196975    SH                    Defined
Pfizer Inc                           COM                717081103       217       6197    SH                    Defined
Pharmaceutical Resources Inc.        COM                717125108       521      18770    SH                    Defined
Qwest Communications Intl            COM                749121109       897     320202    SH                    Defined
Redwood Trust, Inc.                  COM                758075402       823      26121    SH                    Defined
Regency Centers Corp.                COM                758849103       526      17731    SH                    Defined
Republic Services Inc                COM                760759100      3917     205421    SH                    Defined
Reynolds & Reynolds A                COM                761695105      2920     104475    SH                    Defined
Scotts Co Cl A                       COM                810186106      1530      33694    SH                    Defined
Shaw Group Inc                       COM                820280105       715      23275    SH                    Defined
Stewart Enterprises Inc Cl. A        COM                860370105        80      12615    SH                    Defined


                                                  VOTING AUTHORITY
                                     ------------------------------------------
                                       OTHER
NAME OF ISSUER                       MANAGERS      SOLE      SHARED      NONE
--------------                       ---------   --------   --------   --------
Brooktrout, Inc.                                  142131                 10425
Camden Property Trust                               9200
Cantel Medical Corporation                         41377                  1566
Capital Automotive SBI                             49402
Carnival Cruise Lines -- Cl A                      82075                  2730
Caseys Gen Stores Inc                              82081                  1648
Cendant Corp                                      265082                 21950
Chelsea Ppty Group Inc                             23538
ChevronTexaco Corp                                 32864                  1395
Children's Place                                   11423
Comverse Technology                               230008                  6437
Conmed Corp                                        46389
Countrywide Credit Inds                            47495                  3644
Cousins Properties                                 21104
Coventry Health Care, Inc.                         28249
Dean Foods Co New                                  42552                  2922
Ecolab Inc                                          3370                   980
Electronic Data Sys Corp                           76802                  4918
FNB Corporation                                                         106149
Federal Home Ln Mtge                               24408                  1193
Fannie Mae                                          6818
Gables Residential Trust                            6600
IHOP Corp                                          54257                  3812
IMS Health Inc                                    174940                  5696
IRT Property Co.                                   18590
iShares MSCI EAFE Index Fund                        8000
iShares S&P SC 600/Value                           23600
Johnson & Johnson Com                               6444                  1680
Kimball Intl Cl B                                  15490                  1500
Knight-Ridder Inc.                                 13554                   325
Liberty Media Corp Cl A                           671952                 30372
M & F Worldwide Corp.                              34286                  5300
Manufactured Home Communities                      18701
Mattel Inc                                        185899                  7226
Mc Cormick & Co Nv                                 23560                  2452
Merck & Co                                         45905                  4658
NCO Group Inc                                      34271
Newfield Exploration Cos                           50950                  1459
Novastar Financial, Inc.                         1484925
Novell Inc                                        522166                 17721
Paxar Corp                                         59893
Perkinelmer Inc                                   144057                  6215
Perrigo Co.                                       188287                  8688
Pfizer Inc                                          4360                  1837
Pharmaceutical Resources Inc.                      18770
Qwest Communications Intl                         308475                 11727
Redwood Trust, Inc.                                24316                  1805
Regency Centers Corp.                              17731
Republic Services Inc                             191326                 14095
Reynolds & Reynolds A                             102290                  2185
Scotts Co Cl A                                     33694
Shaw Group Inc                                     23275
Stewart Enterprises Inc Cl. A                                            12615


                                                                               SHARES/
                                     TITLE OF                        VALUE       PRN        SH/        PUT/     INVSTMT
NAME OF ISSUER                        CLASS           CUSIP         (X$1000)     AMT        PRN        CALL     DSCRETN
--------------                       --------   -----------------   --------   --------   --------   --------   --------
Stone Energy Corp                    COM                861642106       925      22978    SH                    Defined
Strayer Education Inc.               COM                863236105       855      13437    SH                    Defined
Suntrust Banks Inc                   COM                867914103       312       4612    SH                    Defined
Sybase Inc                           COM                871130100       764      72382    SH                    Defined
Taubman Centers Inc                  COM                876664103       688      45146    SH                    Defined
Torchmark Corp                       COM                891027104      1888      49435    SH                    Defined
Tyco Intl Ltd New                    COM                902124106      4162     308033    SH                    Defined
U.S. Bancorp                         COM                902973304       774      33135    SH                    Defined
Valassis Communications              COM                918866104      1694      46406    SH                    Defined
Vital Signs Inc                      COM                928469105      1759      48656    SH                    Defined
WD-40 Co.                            COM                929236107       342      12332    SH                    Defined
Wash Mutual Inc                      COM                939322103      6678     179957    SH                    Defined
Wausau-Mosinee Paper Corporati       COM                943315101       265      22000    SH                    Defined
Yum! Brands Inc.                     COM                988498101       348      11884    SH                    Defined
Zale Corp New                        COM                988858106      1728      47677    SH                    Defined
AMB Ppty Corp                        COM                00163t109       228       7353    SH                    Defined
AOL Time Warner                      COM                00184a105      2797     190137    SH                    Defined
AT&T Corp                            COM                001957109       109      10219    SH                    Defined
Acceptance Insurance Companies       COM                004308102      7361    1795340    SH                    Defined
Adelphia Communications Corp C       COM                006848105        33     203916    SH                    Defined
Adobe Systems Inc                    COM                00724f101      1205      42285    SH                    Defined
Albertson's Inc.                     COM                013104104      1207      39635    SH                    Defined
Alliance Imaging Inc.                COM                018606202       421      31192    SH                    Defined
Allstate Corp                        COM                020002101      1415      38277    SH                    Defined
Amer Intl Group Inc                  COM                026874107       484       7087    SH                    Defined
Apache Corp.                         COM                037411105       656      11414    SH                    Defined
Apogent Technologies Inc             COM                03760a101      3691     179442    SH                    Defined
Applebees Intl Inc                   COM                037899101       358      15721    SH                    Defined
Celera Genomics Group -- Appler      COM                038020202      1599     133289    SH                    Defined
Arbitron Inc                         COM                03875q108       764      24490    SH                    Defined
Archstone-Smith Trust                COM                039583109       275      10293    SH                    Defined
Arden Rlty Group Inc                 COM                039793104       556      19550    SH                    Defined
Avalonbay Communities Inc            COM                053484101       352       7540    SH                    Defined
Avatar Holdings Inc. CV              CONV               053494AD2      1295    1265000    PRN                   Defined
Berkshire Hathaway Inc Cl B          COM                084670207      2636       1180    SH                    Defined
Biogen Inc                           COM                090597105      1618      39044    SH                    Defined
H & R Block Inc                      COM                093671105       727      15752    SH                    Defined
Blyth, Inc.                          COM                09643p108       265       8499    SH                    Defined
Citizens Communications              COM                17453b101      3488     417227    SH                    Defined
Devon Energy Corporation             COM                25179M103       645      13096    SH                    Defined
EFunds Corp                          COM                28224r101      1823     192165    SH                    Defined
Energen Corp                         COM                29265n108      1110      40366    SH                    Defined
Energizer Holdings Inc               COM                29266r108      2399      87506    SH                    Defined
Exxon Mobil Corp.                    COM                30231G102       308       7527    SH                    Defined
Felcor Lodging Trust Inc             COM                31430F101       539      29355    SH                    Defined
Firstservice Corp                    COM                33761n109      1530      60564    SH                    Defined
Global Imaging Systems               COM                37934a100       946      49817    SH                    Defined
Host Marriott Corporation            COM                44107p104       240      21238    SH                    Defined
Intrado, Inc.                        COM                46117a100       582      30058    SH                    Defined
Kilroy Realty Corp                   COM                49427f108       511      19104    SH                    Defined
Level 3 Communications, Inc.         COM                52729n100       169      57240    SH                    Defined
McKesson Corp CV                     CONV               581556AG2         9      10000    PRN                   Defined
Orthodontic Centers Of Ameri         COM                68750p103      1861      80750    SH                    Defined
Pan Pac Properties Inc               COM                698061104       462      13511    SH                    Defined
Parker Drilling CV                   CONV               701081AD3      2621    2770000    PRN                   Defined
Pride Intl Inc                       COM                74153q102      1234      78771    SH                    Defined
R H Donnelley Corp New               COM                74955w307      1171      41863    SH                    Defined
Reckson Associates Realty            COM                75621k106       390      15676    SH                    Defined
Standard & Poor's 500 Deposito       COM                78462f103      4084      41271    SH                    Defined
Thermo Electron Corp                 CONV               883556ah5        14      15000    PRN                   Defined
Waste Mgmt Inc New                   COM                94106l109      4585     175996    SH                    Defined
Worldcom, Inc.                       COM                98157d106        57      68257    SH                    Defined
Fresh Del Monte Produce Inc.         COM                G36738105       479      19162    SH                    Defined
Teekay Shipping Corp                 COM                Y8564w103      1385      37519    SH                    Defined
REPORT SUMMARY                       117        DATA RECORDS         218102               0           OTHER MANAGERS ON
                                                                                                      WHOSE BEHALF
                                                                                                      REPORT IS FILED

                                                  VOTING AUTHORITY
                                     ------------------------------------------
                                       OTHER
NAME OF ISSUER                       MANAGERS      SOLE      SHARED      NONE
--------------                       ---------   --------   --------   --------
Stone Energy Corp                                  22061                   917
Strayer Education Inc.                             13437
Suntrust Banks Inc                                  4612
Sybase Inc                                         72382
Taubman Centers Inc                                45146
Torchmark Corp                                     49435
Tyco Intl Ltd New                                 295221                 12812
U.S. Bancorp                                       18206                 14929
Valassis Communications                            42705                  3701
Vital Signs Inc                                    46230                  2426
WD-40 Co.                                          12332
Wash Mutual Inc                                   175546                  4411
Wausau-Mosinee Paper Corporati                     22000
Yum! Brands Inc.                                    9442                  2442
Zale Corp New                                      47677
AMB Ppty Corp                                       6969                   384
AOL Time Warner                                   184357                  5780
AT&T Corp                                           9372                   847
Acceptance Insurance Companies                   1795340
Adelphia Communications Corp C                    198394                  5522
Adobe Systems Inc                                  41065                  1220
Albertson's Inc.                                   39635
Alliance Imaging Inc.                              31192
Allstate Corp                                      37077                  1200
Amer Intl Group Inc                                 5738                  1349
Apache Corp.                                       11414
Apogent Technologies Inc                          168104                 11338
Applebees Intl Inc                                 15721
Celera Genomics Group -- Appler                   127122                  6167
Arbitron Inc                                       24490
Archstone-Smith Trust                              10093                   200
Arden Rlty Group Inc                               19168                   382
Avalonbay Communities Inc                           7228                   312
Avatar Holdings Inc. CV                           420000                845000
Berkshire Hathaway Inc Cl B                         1127                    53
Biogen Inc                                         37935                  1109
H & R Block Inc                                    15752
Blyth, Inc.                                         8499
Citizens Communications                           393940                 23287
Devon Energy Corporation                           13096
EFunds Corp                                       188579                  3586
Energen Corp                                       39195                  1171
Energizer Holdings Inc                             82410                  5096
Exxon Mobil Corp.                                   5412                  2115
Felcor Lodging Trust Inc                           29355
Firstservice Corp                                  60564
Global Imaging Systems                             49817
Host Marriott Corporation                          20788                   450
Intrado, Inc.                                      30058
Kilroy Realty Corp                                 18704                   400
Level 3 Communications, Inc.                       56594                   646
McKesson Corp CV                                   10000
Orthodontic Centers Of Ameri                       77388                  3362
Pan Pac Properties Inc                             13511
Parker Drilling CV                                485000               2285000
Pride Intl Inc                                     77737                  1034
R H Donnelley Corp New                             40576                  1287
Reckson Associates Realty                          15676
Standard & Poor's 500 Deposito                     41271
Thermo Electron Corp                               15000
Waste Mgmt Inc New                                165625                 10371
Worldcom, Inc.                                     65105                  3152
Fresh Del Monte Produce Inc.                       19162
Teekay Shipping Corp                               35725                  1794
REPORT SUMMARY